SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	545,159	$5,638
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	281,847	2,818
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	97,864	1,126
SEI Institutional Managed Trust Real Return Fund, Cl Y	93,296	940

Total Fixed Income Funds (Cost $10,562) ($ Thousands)		10,522

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	368,769	3,754
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	84,033	940
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	112,784	938

Total Multi-Asset Funds (Cost $5,679) ($ Thousands)		5,632

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	83,362	939
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	41,701	752

Total Equity Funds (Cost $1,618) ($ Thousands)		1,691

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.500%**	939,491	939

Total Money Market Fund (Cost $939) ($ Thousands)		939

Total Investments in Securities — 99.9% (Cost $18,798) ($ Thousands)		$18,784

Percentages are based on Net Assets of $18,798 ($ Thousands).

** Rate shown is the 7-day effective yield as of December 31, 2019.

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$5,987	$431	$(826)	$(16)	$62	$5,638	545,159	$89	$—

SEI Institutional Managed Trust Conservative Income Fund, Cl Y	2,994	226	(402)	—	—	2,818	281,847	47	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,197	88	(191)	(2)	34	1,126	97,864	36	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	996	68	(135)	(1)	12	940	93,296	17	—

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	3,991	326	(587)	12	12	3,754	368,769	128	9

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	998	77	(171)	3	33	940	84,033	33	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	996	66	(128)	(26)	30	938	112,784	16	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	998	111	(236)	19	47	939	83,362	25	26

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	799	89	(208)	19	53	752	41,701	16	21

SEI Daily Income Trust Government Fund, Cl F	998	74	(133)	—	—	939	939,491	14	—

	$19,954	$1,556	$(3,017)	$8	$283	$18,784	2,648,306	$421	$56

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

Equity Funds — 59.8%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	138,123	$2,171
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	241,854	4,358

Total Equity Funds (Cost $5,741) ($ Thousands)		6,529

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	628,444	4,368

Total Fixed Income Fund (Cost $4,397) ($ Thousands)		4,368

Total Investments in Securities — 99.8% (Cost $10,138) ($ Thousands)		$10,897

Percentages are based on Net Assets of $10,916 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional Managed Trust Real Estate Fund, CL Y	$1,634	$851	$(415)	$104	$(3)	$2,171	138,123	$67	$106

SEI Institutional Managed Trust U.S. Managed Volatility Fund, CL Y	3,269	1,384	(679)	132	252	4,358	241,854	82	123

SEI Institutional Managed Trust High Yield Bond Fund, CL Y	3,268	1,493	(437)	(21)	65	4,368	628,444	199	—

	$8,171	$3,728	$(1,531)	$215	$314	$10,897	1,008,421	$348	$229

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,098,208	$11,355
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	323,864	3,028
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	222,004	2,280
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	757,032	7,570
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	789,798	9,091
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	328,207	2,281
SEI Institutional Managed Trust Real Return Fund, Cl Y	301,026	3,031

Total Fixed Income Funds (Cost $38,545) ($ Thousands)		38,636

Multi-Asset Funds — 30.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	233,174	2,264
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,261,720	12,844
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	406,891	4,553
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	455,733	3,792

Total Multi-Asset Funds (Cost $23,575) ($ Thousands)		23,453

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	741,061	8,345
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	294,887	5,314

Total Equity Funds (Cost $13,044) ($ Thousands)		13,659

Total Investments in Securities — 99.9% (Cost $75,164) ($ Thousands)		$75,748

Percentages are based on Net Assets of $75,799 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$11,856	$769	$(1,362)	$(27)	$119	$11,355	1,098,208	$179	$—

SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,164	221	(364)	—	7	3,028	323,864	59	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,915	259	(2,057)	(74)	237	2,280	222,004	88	—

SEI Institutional Managed Trust Conservative Income Fund, Cl Y	7,908	565	(903)	—	—	7,570	757,032	128	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,493	849	(1,517)	(19)	285	9,091	789,798	292	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	793	1,691	(223)	(28)	48	2,281	328,207	76	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	3,157	193	(354)	(4)	39	3,031	301,026	56	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,373	378	(564)	110	(33)	2,264	233,174	166	100

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	13,437	973	(1,651)	54	31	12,844	1,261,720	438	29

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,744	359	(727)	13	164	4,553	406,891	159	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,939	239	(406)	(81)	101	3,792	455,733	65	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	8,698	1,036	(1,977)	209	379	8,345	741,061	221	233

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,540	659	(1,393)	154	354	5,314	294,887	111	150

	$79,017	$8,191	$(13,498)	$307	$1,731	$75,748	7,213,605	$2,038	$512

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	583,469	$9,172
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,032,071	18,598

Total Equity Funds (Cost $23,129) ($ Thousands)		27,770

Fixed Income Fund — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,957,933	13,608

Total Fixed Income Fund (Cost $13,647) ($ Thousands)		13,608

Total Investments in Securities — 99.9% (Cost $36,776) ($ Thousands)		$41,378

Percentages are based on Net Assets of $41,436 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional Managed Trust Real Estate Fund, Cl Y	$8,730	$1,787	$(1,786)	$365	$76	$9,172	583,469	$298	$451

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,947	1,407	(2,455)	583	1,116	18,598	1,032,071	375	525

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,163	1,442	(1,172)	(86)	261	13,608	1,957,933	651	—

	$39,840	$4,636	$(5,413)	$862	$1,453	$41,378	3,573,473	$1,324	$976

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,301,508	$13,458
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	539,484	5,044
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	492,887	5,062
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,336,625	26,895
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	727,249	5,054
SEI Institutional Managed Trust Real Return Fund, Cl Y	501,702	5,052

Total Fixed Income Funds (Cost $60,819) ($ Thousands)		60,565

Multi-Asset Funds — 34.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,574,994	25,003
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,649,373	16,791
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	752,402	8,419
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,011,043	8,412

Total Multi-Asset Funds (Cost $60,431) ($ Thousands)		58,625

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,235,199	25,168
SEI Institutional Managed Trust Large Cap Fund, Cl Y	469,603	6,711
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	932,572	16,805

Total Equity Funds (Cost $46,310) ($ Thousands)		48,684

Total Investments in Securities — 100.0% (Cost $167,560) ($ Thousands)		$167,874

Percentages are based on Net Assets of $167,957 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$13,916	$708	$(1,274)	$(30)	$138	$13,458	1,301,508	$211	$—

SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	5,218	282	(467)	—	11	5,044	539,484	99	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	10,369	588	(6,291)	(873)	1,269	5,062	492,887	225	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	27,893	1,948	(3,718)	(56)	828	26,895	2,336,625	865	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	—	5,304	(280)	—	30	5,054	727,249	128	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	5,214	282	(501)	(10)	67	5,052	501,702	93	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	26,147	3,966	(5,939)	1,005	(176)	25,003	2,574,994	1,856	1,119

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17,399	1,051	(1,764)	50	55	16,791	1,649,373	575	38

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	8,705	522	(1,132)	15	309	8,419	752,402	294	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,676	521	(828)	(160)	203	8,412	1,011,043	145	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	26,090	2,531	(5,231)	621	1,157	25,168	2,235,199	670	711

SEI Institutional Managed Trust Large Cap Fund, Cl Y	—	8,156	(2,134)	430	259	6,711	469,603	80	—

SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	6,929	44	(7,094)	(452)	573	—	—	41	389

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,435	1,662	(3,903)	500	1,111	16,805	932,572	353	478

	$173,991	$27,565	$(40,556)	$1,040	$5,834	$167,874	15,524,641	$5,635	$2,735

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 81.9%
SEI Institutional International Trust International Equity Fund, Cl Y	665,652	$7,628
SEI Institutional Managed Trust Real Estate Fund, Cl Y	489,027	7,687
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y	552,383	15,290
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,167,298	39,055

Total Equity Funds (Cost $45,350) ($ Thousands)		69,660

Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,198,383	15,279

Total Fixed Income Fund (Cost $15,854) ($ Thousands)		15,279

Total Investments in Securities — 99.9% (Cost $61,204) ($ Thousands)		$84,939

Percentages are based on Net Assets of $84,995 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust International Equity Fund, Cl Y	$7,620	$431	$(1,095)	$105	$567	$7,628	665,652	$148	$—

SEI Institutional Managed Trust Real Estate Fund, Cl Y	7,700	1,287	(1,692)	297	95	7,687	489,027	247	366

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	15,363	1,533	(3,423)	1,574	243	15,290	552,383	223	1,076

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	39,330	1,949	(5,832)	1,257	2,351	39,055	2,167,298	801	1,109

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	15,323	1,166	(1,410)	(133)	333	15,279	2,198,383	739	—

	$85,336	$6,366	$(13,452)	$3,100	$3,589	$84,939	6,072,743	$2,158	$2,551

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,106,190	$13,683
SEI Institutional International Trust International Equity Fund, Cl Y	3,581,391	41,043
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,111,015	15,599
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,861,643	40,893
SEI Institutional Managed Trust Small Cap Fund, Cl Y	971,445	11,687

Total Equity Funds (Cost $104,084) ($ Thousands)		122,905

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,994,975	38,791

Total Multi-Asset Fund (Cost $39,659) ($ Thousands)		38,791

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,146,428	11,774
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	844,582	9,721
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,679,731	11,674

Total Fixed Income Funds (Cost $33,279) ($ Thousands)		33,169

Total Investments in Securities — 100.0% (Cost $177,022) ($ Thousands)		$194,865

Percentages are based on Net Assets of $194,881 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$13,609	$1,371	$(2,294)	$109	$888	$13,683	1,106,190	$180	$—

SEI Institutional International Trust International Equity Fund, Cl Y	40,508	1,541	(4,561)	404	3,151	41,043	3,581,391	792	—

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	15,622	598	(2,202)	485	1,096	15,599	1,111,015	288	—

SEI Institutional Managed Trust Large Cap Fund, Cl Y	40,978	3,757	(8,745)	2,114	2,789	40,893	2,861,643	630	2,318

SEI Institutional Managed Trust Small Cap Fund, Cl Y	11,696	724	(1,608)	(222)	1,097	11,687	971,445	45	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,280	6,190	(7,892)	1,771	(558)	38,791	3,994,975	2,816	1,693

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	11,625	929	(1,447)	(45)	712	11,774	1,146,428	299	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,844	1,080	(1,478)	(14)	289	9,721	844,582	305	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,775	1,033	(1,288)	(157)	311	11,674	1,679,731	566	—

	$194,937	$17,223	$(31,515)	$4,445	$9,775	$194,865	17,297,400	$5,921	$4,011

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	133,799	$1,655
SEI Institutional International Trust International Equity Fund, Cl Y	1,158,199	13,273
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,680,519	46,517
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	525,178	11,543

Total Equity Funds (Cost $43,331) ($ Thousands)		72,988

Fixed Income Funds — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	312,391	3,208
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	916,214	6,368

Total Fixed Income Funds (Cost $9,689) ($ Thousands)		9,576

Total Investments in Securities — 100.0% (Cost $53,020) ($ Thousands)		$82,564

Percentages are based on Net Assets of $82,576 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,531	$134	$(128)	$(4)	$122	$1,655	133,799	$22	$—

SEI Institutional International Trust International Equity Fund, Cl Y	12,164	539	(541)	(25)	1,136	13,273	1,158,199	255	—

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	42,832	4,485	(6,063)	3,422	1,841	46,517	1,680,519	651	3,185

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,721	719	(796)	198	701	11,543	525,178	85	226

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,019	302	(288)	(20)	195	3,208	312,391	80	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,115	813	(639)	(79)	158	6,368	916,214	304	—

	$76,382	$6,992	$(8,455)	$3,492	$4,153	$82,564	4,726,300	$1,397	$3,411

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 34.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	433,733	$4,454
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,882,404	21,666
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	633,867	4,405

Total Fixed Income Funds (Cost $29,601) ($ Thousands)		30,525

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,813,776	17,612
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	392,995	4,398
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	841,838	7,004

Total Multi-Asset Funds (Cost $29,559) ($ Thousands)		29,014

Equity Funds — 32.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	215,240	2,663
SEI Institutional International Trust International Equity Fund, Cl Y	774,279	8,873
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	315,925	4,436
SEI Institutional Managed Trust Large Cap Fund, Cl Y	682,914	9,759
SEI Institutional Managed Trust Small Cap Fund, Cl Y	220,899	2,657

Total Equity Funds (Cost $22,101) ($ Thousands)		28,388

Total Investments in Securities — 99.9% (Cost $81,261) ($ Thousands)		$87,927

Percentages are based on Net Assets of $87,980 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$4,702	$411	$(919)	$(28)	$288	$4,454	433,733	$118	$—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,677	2,505	(5,190)	26	648	21,666	1,882,404	712	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,751	451	(857)	(23)	83	4,405	633,867	222	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	18,945	3,348	(5,305)	911	(287)	17,612	1,813,776	1,280	770

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,734	417	(925)	21	151	4,398	392,995	155	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,558	573	(1,161)	(182)	216	7,004	841,838	120	—

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,858	493	(882)	55	139	2,663	215,240	35	—

SEI Institutional International Trust International Equity Fund, Cl Y	9,495	1,059	(2,468)	195	592	8,873	774,279	172	—

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	4,751	546	(1,324)	195	268	4,436	315,925	82	—

SEI Institutional Managed Trust Large Cap Fund, Cl Y	10,462	1,706	(3,600)	788	403	9,759	682,914	155	554

SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,849	348	(744)	(4)	208	2,657	220,899	10	—

	$94,782	$11,857	$(23,375)	$1,954	$2,709	$87,927	8,207,870	$3,061	$1,324

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	45,037	$557
SEI Institutional International Trust International Equity Fund, Cl Y	389,852	4,468
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y *	565,514	15,653
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y	178,166	3,916

Total Equity Funds (Cost $14,069) ($ Thousands)		24,594

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	107,787	1,107
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	316,402	2,199

Total Fixed Income Funds (Cost $3,298) ($ Thousands)		3,306

Total Investments in Securities — 100.0% (Cost $17,367) ($ Thousands)		$27,900

Percentages are based on Net Assets of $27,905 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$554	$56	$(93)	$5	$35	$557	45,037	$7	$—

SEI Institutional International Trust International Equity Fund, Class Y	4,404	218	(539)	33	352	4,468	389,852	86	—

SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	15,546	1,410	(3,127)	1,521	303	15,653	565,514	228	1,078

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,876	200	(473)	104	209	3,916	178,166	30	76

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,095	87	(137)	(5)	67	1,107	107,787	28	—

SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,218	242	(289)	(25)	53	2,199	316,402	107	—

	$27,693	$2,213	$(4,658)	$1,633	$1,019	$27,900	1,602,758	$486	$1,154

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	706,519	$8,740
SEI Institutional International Trust International Equity Fund, Cl Y	2,866,785	32,853
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	933,465	13,106
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,444,582	34,933
SEI Institutional Managed Trust Small Cap Fund, Cl Y	544,154	6,546

Total Equity Funds (Cost $80,749) ($ Thousands)		96,178

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,478,445	43,486
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	782,992	8,762
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,099,164	17,465

Total Multi-Asset Funds (Cost $73,136) ($ Thousands)		69,713

Fixed Income Funds — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,067,365	10,962
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,631,136	30,284
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,575,425	10,949

Total Fixed Income Funds (Cost $51,608) ($ Thousands)		52,195

Total Investments in Securities — 100.0% (Cost $205,493) ($ Thousands)		$218,086

Percentages are based on Net Assets of $218,152 ($ Thousands).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$9,350	$733	$(1,995)	$142	$510	$8,740	706,519	$115	$—

SEI Institutional International Trust International Equity Fund, Cl Y	34,933	1,626	(6,684)	761	2,217	32,853	2,866,785	634	—

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	14,063	671	(3,012)	657	727	13,106	933,465	242	—

SEI Institutional Managed Trust Large Cap Fund, Cl Y	37,545	3,767	(10,718)	1,737	2,602	34,933	2,444,582	553	2,008

SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,991	440	(1,400)	(204)	719	6,546	544,154	26	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	46,671	5,318	(9,920)	2,055	(638)	43,486	4,478,445	3,200	1,929

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	9,323	365	(1,262)	31	305	8,762	782,992	304	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	18,584	557	(1,759)	(361)	444	17,465	2,099,164	299	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	11,579	415	(1,664)	(93)	725	10,962	1,067,365	287	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	32,640	1,365	(4,599)	(84)	962	30,284	2,631,136	979	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,697	551	(1,448)	(175)	324	10,949	1,575,425	543	—

	$233,376	$15,808	$(44,461)	$4,466	$8,897	$218,086	20,130,032	$7,182	$3,937

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	222,794	$2,756
SEI Institutional International Trust International Equity Fund, Cl Y	1,928,565	22,101
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,800,075	77,506
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	877,259	19,282

Total Equity Funds (Cost $70,811) ($ Thousands)		121,645

Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	526,757	5,410
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,547,696	10,757

Total Fixed Income Funds (Cost $16,057) ($ Thousands)		16,167

Total Investments in Securities — 100.0% (Cost $86,868) ($ Thousands)		$137,812

Percentages are based on Net Assets of $137,832 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2019	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,669	$170	$(279)	$(6)	$202	$2,756	222,794	$36	$—

SEI Institutional International Trust International Equity Fund, Class Y	21,217	595	(1,581)	(44)	1,914	22,101	1,928,565	427	—

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	74,995	6,452	(12,846)	6,843	2,062	77,506	2,800,075	1,106	5,308

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	18,394	766	(1,396)	387	1,131	19,282	877,259	144	377

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,289	375	(557)	(30)	333	5,410	526,757	137	—

SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,664	943	(987)	(131)	268	10,757	1,547,696	516	—

	$133,228	$9,301	$(17,646)	$7,019	$5,910	$137,812	7,903,146	$2,366	$5,685